Commitment and contingencies - Schedule of assets pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessels and equipment
Other Commitments [Line Items]
Vessels and newbuildings	$ 428,617	$ 0
Newbuildings
Other Commitments [Line Items]
Vessels and newbuildings	132,646	176,145	$ 83,479
Asset pledged
Other Commitments [Line Items]
Vessels and newbuildings	561,263	176,145
Asset pledged | Vessels and equipment
Other Commitments [Line Items]
Vessels and newbuildings	428,617	0
Asset pledged | Newbuildings
Other Commitments [Line Items]
Vessels and newbuildings	$ 132,646	$ 176,145